Reserves for Unpaid Loss and Loss Adjustment Expenses - Schedule of Reconciliation of the Net Incurred and Paid Loss Development (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	$ 580,253
Allowance for expected credit losses on unpaid reinsurance recoverables	327	$ 361
Net reserve for unpaid loss and loss adjustment expenses at beginning of year	580,580	499,849	$ 447,445	$ 395,526
Reinsurance recoverables on unpaid losses	213,990	212,610
Total reinsurance recoverable on unpaid loss and loss adjustment expenses, net of allowance for expected credit losses	213,663	212,249	188,800	182,124
Reserve for unpaid loss and loss adjustment expenses	794,243	$ 712,098	$ 636,245	$ 577,650
Specialty Long-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	277,641
Reinsurance recoverables on unpaid losses	125,036
Specialty Short-tail
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	233,911
Reinsurance recoverables on unpaid losses	88,954
Reinsurance
Liability for Claims and Claims Adjustment Expense [Line Items]
Reserve for unpaid loss and loss adjustment expenses, net of reinsurance	68,701
Reinsurance recoverables on unpaid losses	$ 0